SHARE CAPITAL (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,275,000	1,275,000
Options exercisable	1,275,000
Exercise price | $ / shares	$ 0.3
Remaining life (years)	10 months 24 days
Options outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	325,000
Options exercisable	325,000
Exercise price | $ / shares	$ 0.45
Remaining life (years)	2 months 15 days
Expiry date	March 17, 2022
Options outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	950,000
Options exercisable	950,000
Exercise price | $ / shares	$ 0.25
Remaining life (years)	1 year 1 month 17 days
Expiry date	February 17, 2023